Fair Value Measurements and Investments - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024	Jun. 30, 2023
Liabilities
Fair value of debt	$ 2,000
Fair Value, Measurements, Recurring
Assets
Total assets at fair value	386	$ 35
Liabilities
Total liabilities at fair value	55	179
Fair Value, Measurements, Recurring | The Flash Business of Western Digital Corporation [Member]
Assets
Total assets at fair value		35	$ 31
Liabilities
Total liabilities at fair value		179	171
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets
Derivative Asset	5	7
Liabilities
Derivative liability	55	179
Fair Value, Measurements, Recurring | Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets
Derivative Asset		7	31
Liabilities
Derivative liability		179	171
Fair Value, Measurements, Recurring | Cash equivalents - Money market funds
Assets
Cash equivalents - Money market funds	381	28
Fair Value, Measurements, Recurring | Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets
Cash equivalents - Money market funds		28
Fair Value, Measurements, Recurring | Level 1
Assets
Total assets at fair value	381	28
Liabilities
Total liabilities at fair value	0	0
Fair Value, Measurements, Recurring | Level 1 | The Flash Business of Western Digital Corporation [Member]
Assets
Total assets at fair value		28	0
Liabilities
Total liabilities at fair value		0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets
Derivative Asset	0	0
Liabilities
Derivative liability	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets
Derivative Asset		0	0
Liabilities
Derivative liability		0	0
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents - Money market funds
Assets
Cash equivalents - Money market funds	381	28
Fair Value, Measurements, Recurring | Level 1 | Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets
Cash equivalents - Money market funds		28
Fair Value, Measurements, Recurring | Level 2
Assets
Total assets at fair value	5	7
Liabilities
Total liabilities at fair value	55	179
Fair Value, Measurements, Recurring | Level 2 | The Flash Business of Western Digital Corporation [Member]
Assets
Total assets at fair value		7	31
Liabilities
Total liabilities at fair value		179	171
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets
Derivative Asset	5	7
Liabilities
Derivative liability	55	179
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets
Derivative Asset		7	31
Liabilities
Derivative liability		179	171
Fair Value, Measurements, Recurring | Level 2 | Cash equivalents - Money market funds
Assets
Cash equivalents - Money market funds	0	0
Fair Value, Measurements, Recurring | Level 2 | Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets
Cash equivalents - Money market funds		0
Fair Value, Measurements, Recurring | Level 3
Assets
Total assets at fair value	0	0
Liabilities
Total liabilities at fair value	0	0
Fair Value, Measurements, Recurring | Level 3 | The Flash Business of Western Digital Corporation [Member]
Assets
Total assets at fair value		0	0
Liabilities
Total liabilities at fair value		0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets
Derivative Asset	0	0
Liabilities
Derivative liability	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts | The Flash Business of Western Digital Corporation [Member]
Assets
Derivative Asset		0	0
Liabilities
Derivative liability		0	$ 0
Fair Value, Measurements, Recurring | Level 3 | Cash equivalents - Money market funds
Assets
Cash equivalents - Money market funds	$ 0	0
Fair Value, Measurements, Recurring | Level 3 | Cash equivalents - Money market funds | The Flash Business of Western Digital Corporation [Member]
Assets
Cash equivalents - Money market funds		$ 0